UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Bond Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
ASSET-BACKED SECURITIES--19.6%
----------------------------------------------------------------------
Bank One Auto Securitization Trust,
Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%,
8/21/06                                  $   2,986,232   $   2,980,525
----------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates:
Series 2003-A, Cl. A2, 1.45%,
11/25/05 1                                   1,418,872       1,419,834
Series 2004-A, Cl. A2, 1.88%,
10/25/06                                     3,190,000       3,181,069
----------------------------------------------------------------------
Caterpillar Financial Asset Trust,
Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2,
1.25%, 10/25/05                              1,137,933       1,138,234
----------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2003-B, Cl. AF1, 1.64%,
2/25/18                                        509,893         509,311
Series 2003-C, Cl. AF1, 2.14%,
7/25/18                                      2,580,458       2,578,902
Series 2004-A, Cl. AF1, 2.03%,
6/25/19                                      1,701,971       1,698,457
----------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.38%,
8/25/17 2                                    1,058,737       1,059,215
Series 2003-4, Cl. 1A1, 1.42%,
9/25/17 1,2                                  3,085,474       3,087,149
----------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08          700,000         711,446
Series 2003-A, Cl. A2, 1.26%, 1/16/06          954,602         954,641
Series 2003-B, Cl. A2, 1.28%, 3/15/06        1,677,974       1,677,213
----------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.40%,
5/25/33 2                                    1,106,615       1,107,219
Series 2003-3, Cl. AF1, 1.42%,
8/25/33 1,2                                  1,691,194       1,692,070
----------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05 1      5,126,294       5,128,117
Series 2003-B, Cl. A2, 1.61%, 7/8/06         6,440,000       6,432,336
----------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2004-A, Cl. A2,
2.13%, 10/15/06                              1,100,000       1,097,979

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%,
4/15/07                                  $   1,236,332   $   1,237,914
Series 2003-3, Cl. A1, 1.50%,
1/15/08                                      3,914,042       3,906,230
----------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-2, Cl. A2, 1.34%,
12/21/05                                     2,819,140       2,819,470
Series 2003-3, Cl. A2, 1.52%,
4/21/06 1                                    6,154,969       6,151,896
Series 2003-4, Cl. A2, 1.58%,
7/17/06                                      5,640,000       5,634,070
----------------------------------------------------------------------
Household Automotive Trust,
Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%,
12/18/06                                     2,830,000       2,825,764
----------------------------------------------------------------------
Lease Investment Flight Trust,
Collateralized Aviation
Obligations, Series 1A, Cl. D2,
8%, 7/15/31 1                                5,550,297          83,254
----------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%,
4/25/31 1                                    4,333,834       4,420,511
----------------------------------------------------------------------
M&I Auto Loan Trust, Automobile
Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07       2,728,351       2,737,590
Series 2003-1, Cl. A2, 1.60%, 7/20/06        4,790,000       4,789,234
----------------------------------------------------------------------
MSF Funding LLC, Collateralized
Mtg. Obligations, Series 2000-1,
Cl. C, 8.65%, 7/25/07 1,2                      602,879          30,144
----------------------------------------------------------------------
National City Auto Receivables
Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2,
1.50%, 2/15/07                               1,490,000       1,484,359
----------------------------------------------------------------------
NC Finance Trust, Collateralized
Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 1                   3,370,016         859,354
----------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile
Lease Obligations, Series 2003-A,
Cl. A2, 1.69%, 12/15/05                      3,500,594       3,503,967
----------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%,
10/16/06                                       700,000         709,804
Series 2003-B, Cl. A2, 1.20%, 11/15/05       4,021,520       4,022,506
----------------------------------------------------------------------
Salomon Smith Barney Auto Loan
Trust, Asset-Backed Automobile
Loan Obligations, Series 2002-1,
Cl. A2, 1.83%, 9/15/05                         181,136         181,283


        4 | OPPENHEIMER BOND FUND/VA

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------
Tobacco Settlement Authority,
Asset-Backed Securities, Series
2001-A, 6.79%, 6/1/10                    $   1,930,000   $   1,920,871
----------------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06          913,348         919,808
Series 2003-A, Cl. A2, 1.28%, 8/15/05        1,784,394       1,785,315
Series 2003-B, Cl. A2, 1.43%, 2/15/06 1      3,967,681       3,965,029
----------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06       1,417,650       1,422,000
Series 2003-1, Cl. A2, 1.22%, 4/17/06        2,191,809       2,191,626
----------------------------------------------------------------------
Volkswagen Auto Loan Enhanced
Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05       1,747,126       1,746,050
Series 2003-2, Cl. A2, 1.55%, 6/20/06        3,230,000       3,227,367
----------------------------------------------------------------------
Whole Auto Loan Trust, Automobile
Loan Receivable Certificates:
Series 2002-1, Cl. A2, 1.88%, 6/15/05          601,381         601,907
Series 2003-1, Cl. A2A, 1.40%,
4/15/06                                      5,628,685       5,624,601
                                                         -------------
Total Asset-Backed Securities
(Cost $112,399,756)                                        105,255,641
                                                         -------------

----------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--64.4%
----------------------------------------------------------------------
GOVERNMENT AGENCY--60.4%
----------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--60.1%
Federal Home Loan Mortgage Corp.:
5%, 7/1/34 3                                 5,153,000       4,974,253
5.50%, 1/1/34                                1,727,604       1,723,181
7%, 9/1/33-11/1/33                           7,282,240       7,703,961
7%, 7/1/34 3                                27,100,000      28,582,045
8%, 4/1/16                                   1,781,749       1,907,859
9%, 8/1/22-5/1/25                              496,932         557,430
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Mtg. Pass-Through Participation
Certificates, Series 151, Cl. F, 9%,
5/15/21                                         88,151          88,301
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 2500, Cl. FD, 1.739%, 3/15/32 2       1,088,941       1,098,269
Series 2526, Cl. FE, 1.639%, 6/15/29 2       1,384,872       1,381,945
Series 2551, Cl. FD, 1.639%, 1/15/33 2       1,148,835       1,155,292
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 10.907%, 6/1/26 4        1,599,831         343,531
Series 183, Cl. IO, 10.362%, 4/1/27 4        2,549,318         552,635
Series 184, Cl. IO, 12.469%, 12/1/26 4       2,530,310         580,483
Series 192, Cl. IO, 21.084%, 2/1/28 4          620,589         138,771

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 200, Cl. IO, 19.842%,
1/1/29 4                                 $     744,394   $     174,878
Series 206, Cl. IO, (15.471)%,
12/1/29 4                                    1,780,842         384,372
Series 2130, Cl. SC, 38.323%,
3/15/29 4                                    1,710,137         186,829
Series 2796, Cl. SD, 46.643%,
7/15/26 4                                    2,572,761         265,272
----------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 5.016%, 6/1/26 5           651,795         550,038
Series 199, Cl. PO, 4.451%, 8/1/28 5         1,997,527       1,639,591
Series 203, Cl. PO, 4.715%, 6/1/29 5         1,993,887       1,626,320
Series 217, Cl. PO, 4.79%, 2/1/32 5            767,499         623,438
----------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Structured Pass-Through
Securities, Collateralized Mtg.
Obligations, Series T-42,
Cl. A2, 5.50%, 2/25/42                          83,718          83,829
----------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/18 3                            12,307,000      12,026,253
5%, 7/15/34 3                               12,413,000      12,009,193
5.50%, 7/1/33-3/1/34                        17,345,019      17,314,239
5.50%, 7/17/19-7/14/34 3                    45,050,000      45,502,133
6.50%, 3/1/11                                   73,869          78,280
6.50%, 7/1/34 3                             45,576,000      47,456,010
7%, 11/1/25-11/1/33                          9,847,116      10,429,456
7%, 7/14/34 3                               95,362,000     100,577,157
7.50%, 1/1/08-1/1/26                           175,293         187,536
8%, 5/1/17                                      51,765          56,787
8.50%, 7/1/32                                  371,181         401,975
----------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 131, Cl. G, 8.75%, 11/25/05               53,949          55,242
Trust 1993-87, Cl. Z, 6.50%, 6/25/23         3,263,198       3,431,303
Trust 2001-70, Cl. LR, 6%, 9/25/30           1,527,490       1,584,212
Trust 2001-72, Cl. NH, 6%, 4/25/30           1,358,839       1,399,909
Trust 2001-74, Cl. PD, 6%, 5/25/30             568,865         590,446
Trust 2002-50, Cl. PD, 6%, 9/25/27           1,540,000       1,583,120
Trust 2002-77, Cl. WF, 1.664%,
12/18/32 2                                   1,925,314       1,931,827
Trust 2003-81, Cl. PA, 5%, 2/25/12           1,039,296       1,052,221
----------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 1989-17, Cl. E, 10.40%, 4/25/19          150,067         169,623


        5 | OPPENHEIMER BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates
Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 32.926%,
4/25/32 4                                $   3,443,765   $     353,727
Trust 2002-51, Cl. S, 38.313%,
8/25/32 4                                    3,161,388         317,457
Trust 2004-54, Cl. DS, 43.156%,
7/25/34 4                                    2,915,000         227,734
----------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, 7.783%, 6/1/23 4           4,665,539       1,048,015
Trust 240, Cl. 2, 9.073%, 9/1/23 4           5,456,456       1,212,780
Trust 252, Cl. 2, 4.017%, 11/1/23 4          3,740,153         864,329
Trust 254, Cl. 2, 7.064%, 1/1/24 4           1,800,628         415,036
Trust 273, Cl. 2, 10.569%, 7/1/26 4          1,130,624         243,398
Trust 303, Cl. IO, (11.795)%,
11/1/29 4                                      749,093         167,880
Trust 2002-52, Cl. SD, 35.235%,
9/25/32 4                                    4,159,947         418,789
----------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security:
Trust 301, Cl. 1, 5.295%, 4/1/29 5           3,392,750       2,772,244
Trust 1993-184, Cl. M, 7.133%,
9/25/23 5                                    1,237,705       1,026,122
                                                         -------------
                                                           323,226,956

----------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National
Mortgage Assn.:
7%, 1/15/09-5/15/09                             86,776          92,596
8.50%, 8/15/17-12/15/17                        625,754         695,440
----------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 31.65%,
1/16/27 4                                    2,497,167         238,410
Series 2002-15, Cl. SM, 25.708%,
2/16/32 4                                    2,999,536         268,277
Series 2004-11, Cl. SM, 30.652%,
1/17/30 4                                    2,484,619         236,768
                                                         -------------
                                                             1,531,491

----------------------------------------------------------------------
PRIVATE--4.0%
----------------------------------------------------------------------
COMMERCIAL--3.1%
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1996-MD6,
Cl. A3, 7.689%, 11/13/29 2                   1,200,000       1,306,432

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
COMMERCIAL CONTINUED
Asset Securitization Corp.,
Interest-Only Stripped Mtg.-Backed
Security Collateralized Mtg.
Obligations, Series 1997-D4, Cl. PS1,
5.645%, 4/14/29 4                        $  43,691,921   $   1,816,924
----------------------------------------------------------------------
Bank of America Mortgage Securities,
Inc., Collateralized Mtg. Obligations
Pass-Through Certificates,
Series 2004-E, Cl. 2A9, 3.712%,
6/25/34                                      2,782,109       2,796,019
----------------------------------------------------------------------
Capital Lease Funding Securitization
LP, Interest-Only Corporate-Backed
Pass-Through Certificates,
Series 1997-CTL1, 9.907%, 6/22/24 4,6       25,916,100         974,329
----------------------------------------------------------------------
DLJ Commercial Mortgage Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1999-STF1,
Cl. B6, 7/5/08 1,7,10                       34,282,670              --
----------------------------------------------------------------------
DLJ Mortgage Acceptance Corp.,
Commercial Mtg. Obligations, Series
1996-CF1, Cl. A3, 8.086%, 3/13/28 2          2,000,000       2,108,422
----------------------------------------------------------------------
First Union/Lehman Brothers/Bank
of America, Commercial Mtg.
Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                     1,510,000       1,630,344
----------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3,
6.869%, 7/15/29                              1,255,613       1,345,924
----------------------------------------------------------------------
Lehman Brothers Commercial
Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security,
Series 1998-C1, Cl. IO, 7.209%,
2/18/30 4                                   21,188,186         697,884
----------------------------------------------------------------------
Lehman Structured Securities Corp.,
Collateralized Mtg. Obligations,
Series 2002-GE1, Cl. A, 2.514%,
7/26/24 1                                      507,060         484,242
----------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                               1,680,000       1,824,576
----------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. X,
10.043%, 5/18/32 4                         389,367,359       1,740,823
                                                         -------------
                                                            16,725,919


        6 | OPPENHEIMER BOND FUND/VA

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
OTHER--0.4%
CIT Equipment Collateral,
Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%,
12/20/05                                 $   1,735,707   $   1,735,929
----------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 19.986%,
10/23/17 4                                      27,345           6,254
----------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A, 11.333%,
10/23/17 5                                      40,471          37,333
                                                         -------------
                                                             1,779,516

----------------------------------------------------------------------
RESIDENTIAL--0.5%
Structured Asset Securities Corp.,
Collateralized Mtg. Obligations
Pass-Through Certificates,
Series 2002-AL1, Cl. B2, 3.45%,
2/25/32                                      2,989,886       2,643,549
                                                         -------------
Total Mortgage-Backed Obligations
(Cost $342,491,294)                                        345,907,431

----------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--17.9%
----------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
6.625%, 9/15/09                             20,535,000      22,717,070
6.875%, 9/15/10                              7,300,000       8,198,491
----------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
2.50%, 6/15/06                               6,980,000       6,916,510
3.01%, 6/2/06                                5,500,000       5,502,514
3.125%, 7/15/06                              3,705,000       3,711,580
5.50%, 2/15/06                              21,170,000      22,095,150
7.25%, 5/15/30 8                             2,705,000       3,208,490
----------------------------------------------------------------------
Tennessee Valley Authority Bonds,
7.125%, 5/1/30                               1,850,000       2,156,778
----------------------------------------------------------------------
U.S. Treasury Bonds:
STRIPS, 2.99%, 2/15/10 9                     2,698,000       2,144,009
STRIPS, 3.35%, 2/15/11 9                     6,282,000       4,718,134
STRIPS, 3.78%, 2/15/13 9                     8,805,000       5,874,097
STRIPS, 4.96%, 2/15/16 9                     2,721,000       1,501,753
----------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 5/15/09                              6,430,000       6,453,611
4.75%, 5/15/14                               1,228,000       1,241,192
                                                         -------------
Total U.S. Government Obligations
(Cost $98,468,981)                                          96,439,379

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.5%
----------------------------------------------------------------------
United Mexican States Nts., 7.50%,

1/14/12 (Cost $2,633,861)                $   2,610,000   $   2,818,800

----------------------------------------------------------------------
CORPORATE BONDS AND NOTES--35.2%
----------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.1%
----------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Delphi Corp., 6.55% Nts., 6/15/06            3,305,000       3,475,568
----------------------------------------------------------------------
Lear Corp., 7.96% Sr. Unsec. Nts.,
Series B, 5/15/05                            2,635,000       2,748,144
                                                         -------------
                                                             6,223,712

----------------------------------------------------------------------
AUTOMOBILES--2.6%
American Honda Finance Corp.,
3.85% Nts., 11/6/08                            815,000         801,336
----------------------------------------------------------------------
DaimlerChrysler North America
Holding Corp., 4.75% Unsec. Nts.,
1/15/08                                      3,645,000       3,678,162
----------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec.
Unsub. Debs., 3/1/30                         1,500,000       1,657,122
----------------------------------------------------------------------
Ford Motor Co., 8.90% Unsec.
Unsub. Debs., 1/15/32                          880,000         961,777
----------------------------------------------------------------------
General Motors Corp., 8.375% Sr.
Unsec. Debs., 7/15/33                        2,705,000       2,871,295
----------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts.,
6/15/10                                      4,220,000       4,263,411
                                                         -------------
                                                            14,233,103

----------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Caesars Entertainment, Inc., 7% Sr.
Unsec. Sub. Nts., 7/15/04                    1,110,000       1,110,000
----------------------------------------------------------------------
Hilton Hotels Corp., 7.95%
Sr. Nts., 4/15/07                            1,025,000       1,112,125
----------------------------------------------------------------------
Yum! Brands, Inc., 8.50%
Sr. Unsec. Nts., 4/15/06                     2,785,000       3,029,590
                                                         -------------
                                                             5,251,715

----------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Beazer Homes USA, Inc., 8.625%
Sr. Unsec. Nts., 5/15/11                     1,440,000       1,526,400
----------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec.
Sub. Nts., 3/15/11                           1,330,000       1,474,638
----------------------------------------------------------------------
Pulte Homes, Inc., 8.375% Sr. Nts.,
8/15/04                                        665,000         668,062
----------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                      1,440,000       1,569,600
                                                         -------------
                                                             5,238,700


        7 | OPPENHEIMER BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
-----------------------------------------------------------------------

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
MEDIA--3.5%
Cox Communications, Inc., 7.75%
Unsec. Nts., 8/15/06                     $   1,715,000   $   1,864,732
----------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts.,
9/25/06                                      1,660,000       1,657,865
----------------------------------------------------------------------
TCI Communications, Inc., 9.80%
Sr. Unsec. Debs., 2/1/12                     4,700,000       5,900,662
----------------------------------------------------------------------
Time Warner Cos., Inc., 9.125%
Debs., 1/15/13                               2,840,000       3,467,586
----------------------------------------------------------------------
Time Warner Entertainment Co.
LP, 10.15% Sr. Nts., 5/1/12                  1,073,000       1,368,230
----------------------------------------------------------------------
Walt Disney Co. (The):
4.875% Nts., 7/2/04                          1,475,000       1,475,000
5.375% Sr. Unsec. Nts., 6/1/07               2,975,000       3,099,959
                                                         -------------
                                                            18,834,034

----------------------------------------------------------------------
MULTILINE RETAIL--0.5%
J.C. Penney Co., Inc., 7.60% Nts.,
4/1/07                                       2,645,000       2,866,519
----------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Gap, Inc. (The), 6.90% Nts., 9/15/07 1       1,635,000       1,769,888
----------------------------------------------------------------------
CONSUMER STAPLES--2.6%
----------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Food Lion, Inc., 7.55% Nts., 4/15/07         1,815,000       1,937,387
----------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts.,
8/15/07                                      4,300,000       4,773,937
----------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec.
Nts., 7/16/07                                3,980,000       4,071,126
                                                         -------------
                                                            10,782,450

----------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Kraft Foods, Inc., 5.25% Nts., 6/1/07        3,275,000       3,408,283
----------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.0%
Styling Technology Corp., 10.875%
Sr. Unsec. Sub. Nts., 7/1/08 1,7,10            360,000              --
----------------------------------------------------------------------
ENERGY--1.4%
----------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Ocean Rig Norway AS, 10.25%
Sr. Sec. Nts., 6/1/08                          400,000         398,000
----------------------------------------------------------------------
OIL & GAS--1.3%
Chesapeake Energy Corp., 7.50%
Sr. Nts., 6/15/14                            1,380,000       1,428,300
----------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr.
Unsec. Nts., 9/1/12                          1,980,000       2,101,164
----------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr.
Sub. Nts., 9/15/27                           1,730,000       1,946,250
----------------------------------------------------------------------
PF Export Receivables Master
Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 6                           1,595,000       1,521,383
                                                         -------------
                                                             6,997,097

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
FINANCIALS--7.9%
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                      $   3,080,000   $   3,517,804
----------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts.,
4/15/08                                      1,430,000       1,409,165
----------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125%
Nts., Series C, 1/15/09                      2,740,000       2,705,399
----------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12           3,410,000       3,676,672
                                                         -------------
                                                            11,309,040

----------------------------------------------------------------------
INSURANCE--4.1%
AXA, 8.60% Unsec. Sub. Nts.,
12/15/30                                     2,520,000       3,095,099
----------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The), 2.375% Nts., 6/1/06              1,185,000       1,166,318
----------------------------------------------------------------------
John Hancock Global Funding II,
7.90% Nts., 7/2/10 6                         2,495,000       2,893,913
----------------------------------------------------------------------
Nationwide Financial Services, Inc.,
5.90% Nts., 7/1/12                           3,185,000       3,315,445
----------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 6                  4,640,000       5,584,430
----------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 6                         4,875,000       5,904,829
                                                         -------------
                                                            21,960,034

----------------------------------------------------------------------
REAL ESTATE--1.7%
EOP Operating LP, 7.75% Unsec.
Nts., 11/15/07                               3,595,000       3,992,621
----------------------------------------------------------------------
iStar Financial, Inc., 2.719% Sr. Nts.,
3/12/07 1,2                                  2,260,000       2,274,125
----------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec.
Unsub. Nts., 6/15/07                         2,630,000       2,784,223
                                                         -------------
                                                             9,050,969

----------------------------------------------------------------------
HEALTH CARE--1.2%
----------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                       2,730,000       2,910,890
----------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts.,
5/15/07                                      3,195,000       3,490,282
                                                         -------------
                                                             6,401,172

----------------------------------------------------------------------
INDUSTRIALS--3.4%
----------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
Boeing Capital Corp., 5.65% Sr.
Unsec. Nts., 5/15/06                           412,000         433,101
----------------------------------------------------------------------
McDonnell Douglas Corp., 6.875%
Unsec. Unsub. Nts., 11/1/06                    366,000         391,881
----------------------------------------------------------------------
Northrop Grumman Corp., 7.125%
Sr. Nts., 2/15/11                            2,210,000       2,486,842
                                                         -------------
                                                             3,311,824


        8 | OPPENHEIMER BOND FUND/VA

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp., 2.65% Nts., 4/1/07 6        $   2,975,000   $   2,890,882
----------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Green Star Products, Inc., 10.15%
Bonds, 6/24/10 6                               728,767         731,532
----------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08            1,330,000       1,463,000
----------------------------------------------------------------------
Protection One, Inc./Protection
One Alarm Monitoring, Inc., 7.375%
Sr. Unsec. Nts., 8/15/05                       300,000         286,500
----------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec.
Nts., 5/15/09 1,7,10                           800,000          40,000
----------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                           920,000         957,774
7.375% Sr. Unsub. Nts., 8/1/10               1,185,000       1,333,033
                                                         -------------
                                                             4,080,307

----------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Hutchison Whampoa International
Ltd., 7.45% Sr. Bonds, 11/24/33 6            1,675,000       1,608,677
----------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04             312,000         315,662
6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                      1,895,000       1,990,336
6.75% Sr. Unsub. Nts., 2/15/11                 975,000       1,060,836
                                                         -------------
                                                             4,975,511

----------------------------------------------------------------------
ROAD & RAIL--0.4%
CSX Corp., 6.25% Unsec. Nts.,
10/15/08                                     2,012,000       2,148,589
----------------------------------------------------------------------
MATERIALS--0.1%
----------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Weyerhaeuser Co., 5.50% Unsec.
Unsub. Nts., 3/15/05                           873,000         891,613
----------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.3%
----------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
British Telecommunications plc,
7.875% Nts., 12/15/05                        2,525,000       2,700,563
----------------------------------------------------------------------
Citizens Communications Co.,
9.25% Sr. Nts., 5/15/11                        989,000       1,035,001
----------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts.,
6/15/10                                      2,630,000       3,076,969
----------------------------------------------------------------------
France Telecom SA:
8.20% Sr. Unsec. Nts., 3/1/06                2,070,000       2,220,193
9.50% Sr. Unsec. Nts., 3/1/31 2              1,150,000       1,447,384
----------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06              1,345,000       1,423,876
8.75% Nts., 3/15/32                          1,220,000       1,425,718
----------------------------------------------------------------------
Telefonos de Mexico SA de CV,
8.25% Sr. Unsec. Nts., 1/26/06               1,565,000       1,680,923
                                                         -------------
                                                            15,010,627

                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc.,
7.50% Sr. Unsec. Nts., 5/1/07            $   2,395,000   $   2,627,674
----------------------------------------------------------------------
UTILITIES--5.2%
----------------------------------------------------------------------
ELECTRIC UTILITIES--4.4%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                      2,425,000       2,462,008
8.125% Unsec. Nts.,
Series B, 7/15/05                              530,000         556,851
----------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub.
Nts., Series B, 6/1/05                         397,000         404,865
----------------------------------------------------------------------
Dominion Resources, Inc., 8.125%
Sr. Unsub. Nts., 6/15/10                     3,390,000       3,916,759
----------------------------------------------------------------------
DTE Energy Co.:
6.375% Sr. Nts., 4/15/33                     2,140,000       2,010,395
6.45% Sr. Unsub. Nts., 6/1/06                  725,000         762,846
----------------------------------------------------------------------
Edison International, 6.875% Unsec.
Nts., 9/15/04                                  697,000         703,099
----------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub.
Nts., Series A, 11/15/06                     2,760,000       2,856,859
----------------------------------------------------------------------
MidAmerican Energy Holdings Co.,
5.875% Sr. Unsec. Nts., 10/1/12              3,750,000       3,813,956
----------------------------------------------------------------------
Niagara Mohawk Power Corp.,
5.375% Sr. Unsec. Nts., 10/1/04              1,110,000       1,119,497
----------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%
Unsec. Nts., 4/16/07                         1,575,000       1,657,688
----------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr.
Unsec. Nts., 12/1/07                         1,690,000       1,892,800
----------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr.
Unsec. Nts., Series C, 1/1/08                1,169,000       1,244,477
                                                         -------------
                                                            23,402,100

----------------------------------------------------------------------
GAS UTILITIES--0.8%
NiSource Finance Corp., 7.875% Sr.
Unsec. Nts., 11/15/10                        3,920,000       4,499,580
                                                         -------------

Total Corporate Bonds and Notes
(Cost $186,490,661)                                        189,294,955

                                                 UNITS
----------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp.
9/19/10 10 (Cost $14,872)                        5,408           4,597

                                             PRINCIPAL
                                                AMOUNT
----------------------------------------------------------------------
STRUCTURED NOTES--5.7%
----------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp.
Sec. Credit Linked Nts.,
Series 2003-1, 2.88%, 1/7/05 1,2         $  15,300,000      15,188,310
----------------------------------------------------------------------
UBS AG, High Grade Credit Linked
Nts., 3.111%, 12/10/04 1,2                  15,300,000      15,302,655
                                                         -------------
Total Structured Notes
(Cost $30,600,000)                                          30,490,965


        9 | OPPENHEIMER BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
----------------------------------------------------------------------
                                             PRINCIPAL    MARKET VALUE
                                                AMOUNT      SEE NOTE 1
----------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.7%
----------------------------------------------------------------------
Undivided interest of 2.02% in joint
repurchase agreement (Principal Amount/
Market Value $1,249,774,000, with a
maturity value of $1,249,822,255) with
UBS Warburg LLC, 1.39%, dated 6/30/04,
to be repurchased at $25,219,974 on
7/1/04, collateralized by Federal Home
Loan Mortgage Corp., 4.50%, 6/1/19, with
a value of $340,921,875 and Federal
National Mortgage Assn., 4.50%--5%,
4/1/19--3/1/34, with a value of
$937,433,252 (Cost $25,219,000)            $25,219,000   $  25,219,000

----------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $798,318,425)                              148.0%    795,430,768
----------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                     (48.0)   (257,987,743
                                           ---------------------------
NET ASSETS                                       100.0%  $ 537,443,025
                                           ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Identifies issues considered to be illiquid. See Note 7 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after June 30, 2004. See Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $13,875,585 or 2.58% of the Fund's net assets as of June 30, 2004.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $8,275,086 or 1.54% of the Fund's net assets as of June 30, 2004.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,109,975 or 4.11% of the Fund's net assets as of June 30, 2004.

7. Issue is in default. See Note 1 of Notes to Financial Statements.

8. Securities with an aggregate market value of $2,372,266 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        10 | OPPENHEIMER BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $84,570,000) (cost $798,318,425)
--see accompanying statement of investments                                                              $795,430,768
----------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                           85,873,480
----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $10,705,451 sold on a when-issued basis or forward commitment)                 14,097,040
Interest and principal paydowns                                                                             5,814,590
Futures margins                                                                                                10,955
Other                                                                                                           9,310
                                                                                                        --------------
Total assets                                                                                              901,236,143

----------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                             15,134,175
----------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                 85,873,480
----------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                         171
----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $260,132,743 purchased on a when-issued basis or forward commitment)     260,913,652
Shares of beneficial interest redeemed                                                                      1,794,280
Shareholder communications                                                                                     41,948
Trustees' compensation                                                                                         11,242
Distribution and service plan fees                                                                              1,880
Transfer and shareholder servicing agent fees                                                                     825
Other                                                                                                          21,465
                                                                                                        --------------
Total liabilities                                                                                         363,793,118

----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                               $537,443,025
                                                                                                        ==============

----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                               $     49,011
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                565,942,115
----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                          10,561,462
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (36,914,247)
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                 (2,195,316)
                                                                                                        --------------
NET ASSETS                                                                                              $ 537,443,025
                                                                                                        ==============

----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $534,848,131 and 48,773,770 shares of beneficial interest outstanding)                          $ 10.97
----------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $2,594,894 and 236,968 shares of beneficial interest outstanding)                               $ 10.95

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        11 | OPPENHEIMER BOND FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
----------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                            $  10,678,990
----------------------------------------------------------------------------------
Fee income                                                              2,037,076
----------------------------------------------------------------------------------
Portfolio lending fees                                                     50,637
                                                                    --------------
Total investment income                                                12,766,703

----------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------
Management fees                                                         2,096,087
----------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                          4,206
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Non-Service shares           4,990
----------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                         18,237
Service shares                                                                107
----------------------------------------------------------------------------------
Custodian fees and expenses                                                10,132
----------------------------------------------------------------------------------
Trustees' compensation                                                      7,784
----------------------------------------------------------------------------------
Other                                                                      15,562
                                                                    --------------
Total expenses                                                          2,157,105
Less reduction to custodian expenses                                       (2,075)
                                                                    --------------
Net expenses                                                            2,155,030

----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  10,611,673

----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------
Net realized gain on:
Investments                                                             4,921,647
Closing of futures contracts                                            1,207,579
Swap contracts                                                            116,435
                                                                    --------------
Net realized gain                                                       6,245,661
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                           (13,721,896)
Futures contracts                                                         357,601
Swap contracts                                                            (14,021)
                                                                    --------------
Net change in unrealized appreciation (depreciation)                  (13,378,316)

----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   3,479,018
                                                                    ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        12 | OPPENHEIMER BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            SIX MONTHS            YEAR
                                                                                                 ENDED           ENDED
                                                                                         JUNE 30, 2004    DECEMBER 31,
                                                                                           (UNAUDITED)            2003
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $  10,611,673   $  28,002,301
-----------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            6,245,661      14,994,207
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                       (13,378,316)      2,326,132
                                                                                         ------------------------------
Net increase in net assets resulting from operations                                         3,479,018      45,322,640

-----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                         (27,226,980)    (40,547,869)
Service shares                                                                                (159,134)       (196,017)

-----------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                         (59,629,014)   (111,087,827)
Service shares                                                                              (1,089,589)      1,355,244

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Total decrease                                                                             (84,625,699)   (105,153,829)
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        622,068,724     727,222,553
                                                                                         ------------------------------
End of period (including accumulated net investment income of
$10,561,462 and $27,335,903, respectively)                                               $ 537,443,025   $ 622,068,724
                                                                                         ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        13 | OPPENHEIMER BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                              JUNE 30, 2004                                                         DECEMBER 31,
NON-SERVICE SHARES                              (UNAUDITED)            2003        2002         2001         2000           1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   11.42       $   11.31   $   11.21    $   11.25    $   11.52    $   12.32
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .25             .51         .65          .81          .94          .88
Net realized and unrealized gain (loss)                (.17)            .23         .27          .03         (.29)       (1.06)
Payment from affiliate                                   --              --         .01           --           --           --
                                                  -------------------------------------------------------------------------------
Total from investment operations                        .08             .74         .93          .84          .65         (.18)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.53)           (.63)       (.83)        (.88)        (.92)        (.57)
Distributions from net realized gain                     --              --          --           --           --         (.05)
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                           (.53)           (.63)       (.83)        (.88)        (.92)        (.62)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   10.97       $   11.42   $   11.31    $   11.21    $   11.25    $   11.52
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:
---------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value 1                      0.63%           6.78%       9.02%        7.79%        6.10%       (1.52)%
Total return before payment from affiliate 2            N/A             N/A        8.93%         N/A          N/A          N/A

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 534,848       $ 618,234   $ 724,787    $ 693,701    $ 562,345    $ 601,064
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 581,163       $ 691,931   $ 686,932    $ 638,820    $ 557,873    $ 633,059
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income before payment from
affiliate                                              3.65%           4.03%       5.91% 2      7.93%        7.94%        7.22%
Net investment income after payment from
affiliate                                               N/A             N/A        6.07%         N/A          N/A          N/A
Total expenses                                         0.74% 4         0.73% 4     0.73% 4      0.77% 4      0.76% 4      0.73% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  42% 5          101%        157%         186%         260%         256%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. The Manager voluntarily reimbursed the Class $1,107,704 from an error in the calculation of the Fund's net asset value per share.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $728,317,145 and $862,037,073, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        14 | OPPENHEIMER BOND FUND/VA

                                                       SIX MONTHS                       YEAR
                                                            ENDED                      ENDED
                                                    JUNE 30, 2004               DECEMBER 31,
SERVICE SHARES                                        (UNAUDITED)         2003        2002 1
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 11.39      $ 11.30       $ 10.46
-------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                         .04          .43           .11
Net realized and unrealized gain                              .02          .28           .72
Payment from affiliate                                         --           --           .01
                                                          ---------------------------------------
Total from investment operations                              .06          .71           .84
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.50)        (.62)           --
Distributions from net realized gain                           --           --            --
                                                          ---------------------------------------
Total dividends and/or distributions to shareholders         (.50)        (.62)           --
-------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 10.95      $ 11.39       $ 11.30
                                                          =======================================

-------------------------------------------------------------------------------------------------
TOTAL RETURN:
-------------------------------------------------------------------------------------------------
Total return at net asset value 2                            0.45%        6.56%         8.03%
Total return before payment from affiliate 3                  N/A          N/A          7.94%

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                  $ 2,595      $ 3,835       $ 2,435
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $ 3,383      $ 3,903       $   834
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income before payment from affiliate          3.39%        3.73%         4.37% 3
Net investment income after payment from affiliate            N/A          N/A          5.04%
Total expenses                                               0.99% 5      0.98% 5       0.98% 5,6
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        42% 7       101%          157%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. The Manager voluntarily reimbursed the Class $3,723 from an error in the calculation of the Fund's net asset value per share.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $728,317,145 and $862,037,073, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        15 | OPPENHEIMER BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2004, the market value of these securities comprised 5.7% of the Fund's net assets and resulted in unrealized cumulative losses of $109,035.
--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. As of June 30, 2004, the value of the internally designated assets was $249,532,495. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully


        16 | OPPENHEIMER BOND FUND/VA
invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2004, the Fund had purchased $260,132,743 of securities on a when-issued basis or forward commitment and sold $10,705,451 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2004, securities with an aggregate market value of $40,000, representing less than 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $36,283,106 expiring by 2010. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $6,245,661 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did utilize $18,880,076 of capital loss carryforward to offset realized capital gains.


        17 | OPPENHEIMER BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of December 31, 2003, the Fund had available for federal income tax purposes post-October losses of $3,076,652 and an unused capital loss carryforward as follows:

                        EXPIRING
                        ----------------------
                        2010      $ 39,452,115

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


        18 | OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------

2.SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED JUNE 30, 2004       YEAR ENDED DECEMBER 31, 2003
                                                 SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                          1,303,235   $   14,703,337        6,666,784    $   75,024,613
Dividends and/or distributions reinvested     2,424,486       27,226,980        3,719,988        40,547,869
Redeemed                                     (9,071,335)    (101,559,331)     (20,335,565)     (226,660,309)
                                             ---------------------------------------------------------------
Net decrease                                 (5,343,614)  $  (59,629,014)      (9,948,793)   $ (111,087,827)
                                             ===============================================================

------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                             26,217   $      287,809          507,273    $    5,712,858
Dividends and/or distributions reinvested        14,183          159,134           18,016           196,017
Redeemed                                       (140,082)      (1,536,532)        (404,048)       (4,553,631)
                                             ---------------------------------------------------------------
Net increase (decrease)                         (99,682)  $   (1,089,589)         121,241    $    1,355,244
                                             ===============================================================

--------------------------------------------------------------------------------

3.PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2004, were $108,155,275 and $167,063,430, respectively. There were purchases of $109,787,700 and sales of $132,925,547 of U.S. government and government agency obligations for the six months ended June 30, 2004.
--------------------------------------------------------------------------------

4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.
--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $5,000 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


        19 | OPPENHEIMER BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------

5.FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the Fund had outstanding futures contracts as follows:

                                                                            UNREALIZED
                            EXPIRATION   NUMBER OF   VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION             DATES   CONTRACTS     JUNE 30, 2004    (DEPRECIATION)
--------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                9/21/04        409       $ 43,507,375        $ 695,746
U.S. Treasury Nts., 5 yr.      9/21/04        140         15,216,250          178,850
                                                                           ----------
                                                                              874,596
                                                                           ----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      9/30/04        708        149,067,188         (124,171)
U.S. Treasury Nts., 10 yr.     9/21/04         90          9,839,531          (57,913)
                                                                            ----------
                                                                             (182,084)
                                                                            ----------
                                                                            $ 692,512
                                                                            ==========


        20 | OPPENHEIMER BOND FUND/VA

--------------------------------------------------------------------------------

6.TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2004, the Fund had entered into the following total return swap agreements:

                                          PAID BY              RECEIVED BY
SWAP                     NOTIONAL     THE FUND AT              THE FUND AT    TERMINATION      UNREALIZED
COUNTERPARTY               AMOUNT   JUNE 30, 2004            JUNE 30, 2004          DATES    DEPRECIATION
----------------------------------------------------------------------------------------------==---------
                                        One-Month    Value of total return
                                    LIBOR less 50       of Lehman Brothers
Deutsche Bank AG      $ 7,500,000    basis points               CMBS Index       12/31/04        $    --


                                        One-Month    Value of total return
                                    LIBOR less 55     of Lehman Investment
JPMorgan Chase Bank     7,500,000    basis points              Grade Index        9/30/04          (171)

                                                                                                 -------
                                                                                                 $ (171)
                                                                                                 =======

Index abbreviations are as follows:
CMBS   Commercial Mortgage Backed Securities Markets
LIBOR  London-Interbank Offered Rate

--------------------------------------------------------------------------------

7.ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $61,896,578, which represents 11.52% of the Fund's net assets.
--------------------------------------------------------------------------------

8.SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Fund had on loan securities valued at approximately $84,570,000. Cash of $85,873,480 was received as collateral for the loans, and has been invested in approved instruments.


        21 | OPPENHEIMER BOND FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)